Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
A reconciliation of the changes in the carrying amount of the right-of-use assets is as follows:

	Land	Buildings	Vehicles	Equipment	Pipeline	Total
New leases recognized Jan. 1, 2019	29	22	1	—	—	52
Adjustments on recognition(1)	(1)	(4)	—	—	—	(5)
Transfers from PP&E, intangibles and other assets	—	—	3	35	—	38
As at Jan. 1, 2019	28	18	4	35	—	85
Additions	32	2	—	2	45	81
Depreciation	(1)	(4)	(2)	(11)	—	(18)
Changes in foreign exchange rates	(1)	—	—	—	—	(1)
Transfers	—	—	—	(1)	—	(1)
As at Dec. 31, 2019	58	16	2	25	45	146
Additions	3	13	—	—	—	16
Depreciation	(3)	(5)	(1)	(9)	(3)	(21)
As at Dec. 31, 2020	58	24	1	16	42	141
(1) Adjusted by the amount of any prepaid or accrued lease payments, onerous contract provisions and lease inducements.